CAPITAL STOCK - Change in Contributed Surplus (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in excess tax benefit on exercised share-based awards	$ 0	$ 0	$ 0
Change in excess tax benefit on outstanding share-based awards	(737)	(3,135)	4,302
Share-based compensation expense credited to capital on options exercised	0	0	0
Share-based compensation expense	(5)	(12,011)	5,273
Change in contributed surplus	(35,626)	(54,265)	(22,364)
Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in excess tax benefit on exercised share-based awards	(7)	(597)	(2,693)
Change in excess tax benefit on outstanding share-based awards	(737)	(3,135)	4,302
Share-based compensation expense credited to capital on options exercised	(179)	(495)	(595)
Share-based compensation expense	467	(7,828)	5,273
Change in contributed surplus	(456)	(12,055)	6,287
Contributed surplus | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	467	167	427
Contributed surplus | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0	(1,935)	885
Contributed surplus | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 0	$ (6,060)	$ 3,961